Segment reporting - Consolidated Statement of Profit or Loss By Operating Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shipping Income [Abstract]
Revenue	$ 940,246,000	$ 1,235,127,000	$ 854,669,000
Gains on disposal of vessels/other tangible assets	635,019,000	372,444,000	96,160,000
Other operating income	50,660,000	23,316,000	15,141,000
Total shipping income	1,625,925,000	1,630,887,000	965,970,000
Operating expenses
Raw materials and consumables	(3,735,000)	0	0
Voyage expenses and commissions	(174,310,000)	(142,090,000)	(175,187,000)
Vessel operating expenses	(199,646,000)	(231,033,000)	(216,094,000)
Charter hire expenses	(138,000)	(4,500,000)	(5,769,000)
Loss on disposal of vessels/other tangible assets	(2,000)	0	(347,000)
Depreciation tangible assets	(163,148,000)	(219,428,000)	(221,576,000)
Depreciation intangible assets	(2,881,000)	(1,612,000)	(1,021,000)
Impairment losses	(1,847,000)	0	0
General and administrative expenses	(77,766,000)	(62,532,000)	(51,702,000)
Total operating expenses	(623,473,000)	(661,195,000)	(671,696,000)
RESULT FROM OPERATING ACTIVITIES	1,002,452,000	969,692,000	294,274,000
Finance income	38,689,000	67,168,000	27,140,000
Finance expenses	(169,339,000)	(171,897,000)	(133,009,000)
Net finance expenses	(130,650,000)	(104,729,000)	(105,869,000)
Share of profit (loss) of equity accounted investees (net of income tax)	920,000	(927,000)	17,650,000
PROFIT (LOSS) BEFORE INCOME TAX	872,722,000	864,036,000	206,055,000
Income tax expense	(1,893,000)	(6,009,000)	(2,804,000)
Profit (loss) for the period	870,829,138	858,026,940	203,251,347
Attributable to:
Owners of the company	870,829,000	858,027,000	203,251,000
Operating segments | Marine
Shipping Income [Abstract]
Revenue	940,649,000	1,235,127,000	854,669,000
Gains on disposal of vessels/other tangible assets	635,019,000	372,444,000	96,160,000
Other operating income	51,142,000	23,316,000	15,141,000
Total shipping income	1,626,810,000	1,630,887,000	965,970,000
Operating expenses
Raw materials and consumables	0
Voyage expenses and commissions	(174,310,000)	(142,090,000)	(175,187,000)
Vessel operating expenses	(199,646,000)	(231,033,000)	(216,094,000)
Charter hire expenses	(138,000)	(4,500,000)	(5,769,000)
Loss on disposal of vessels/other tangible assets	(2,000)	0	(347,000)
Depreciation tangible assets	(161,602,000)	(219,428,000)	(221,576,000)
Depreciation intangible assets	(2,853,000)	(1,612,000)	(1,021,000)
Impairment losses	0
General and administrative expenses	(74,565,000)	(62,532,000)	(51,702,000)
Total operating expenses	(613,116,000)	(661,195,000)	(671,696,000)
RESULT FROM OPERATING ACTIVITIES	1,013,694,000	969,692,000	294,274,000
Finance income	41,189,000	67,168,000	27,140,000
Finance expenses	(171,557,000)	(171,897,000)	(133,009,000)
Net finance expenses	(130,368,000)	(104,729,000)	(105,869,000)
Share of profit (loss) of equity accounted investees (net of income tax)	44,000	(927,000)	17,650,000
PROFIT (LOSS) BEFORE INCOME TAX	883,370,000	864,036,000	206,055,000
Income tax expense	(1,269,000)	(6,009,000)	(2,804,000)
Profit (loss) for the period	882,101,000	858,027,000	203,251,000
Attributable to:
Owners of the company	882,101,000	858,027,000	203,251,000
Operating segments | Euronav
Shipping Income [Abstract]
Revenue	742,342,000
Gains on disposal of vessels/other tangible assets	619,398,000
Other operating income	49,510,000
Total shipping income	1,411,250,000
Operating expenses
Raw materials and consumables	0
Voyage expenses and commissions	(132,107,000)
Vessel operating expenses	(150,252,000)
Charter hire expenses	(98,000)
Loss on disposal of vessels/other tangible assets	(2,000)
Depreciation tangible assets	(120,892,000)
Depreciation intangible assets	(1,586,000)
Impairment losses	0
General and administrative expenses	(44,679,000)
Total operating expenses	(449,616,000)
RESULT FROM OPERATING ACTIVITIES	961,634,000
Finance income	31,173,000
Finance expenses	(126,165,000)
Net finance expenses	(94,992,000)
Share of profit (loss) of equity accounted investees (net of income tax)	398,000
PROFIT (LOSS) BEFORE INCOME TAX	867,040,000
Income tax expense	(7,431,000)
Profit (loss) for the period	859,609,000
Attributable to:
Owners of the company	859,609,000
Operating segments | Bocimar
Shipping Income [Abstract]
Revenue	98,428,000
Gains on disposal of vessels/other tangible assets	0
Other operating income	0
Total shipping income	98,428,000
Operating expenses
Raw materials and consumables	0
Voyage expenses and commissions	(38,776,000)
Vessel operating expenses	(12,367,000)
Charter hire expenses	0
Loss on disposal of vessels/other tangible assets	0
Depreciation tangible assets	(15,446,000)
Depreciation intangible assets	0
Impairment losses	0
General and administrative expenses	(2,050,000)
Total operating expenses	(68,639,000)
RESULT FROM OPERATING ACTIVITIES	29,789,000
Finance income	43,000
Finance expenses	(19,931,000)
Net finance expenses	(19,888,000)
Share of profit (loss) of equity accounted investees (net of income tax)	0
PROFIT (LOSS) BEFORE INCOME TAX	9,901,000
Income tax expense	(61,000)
Profit (loss) for the period	9,840,000
Attributable to:
Owners of the company	9,840,000
Operating segments | Delphis
Shipping Income [Abstract]
Revenue	26,513,000
Gains on disposal of vessels/other tangible assets	15,621,000
Other operating income	0
Total shipping income	42,134,000
Operating expenses
Raw materials and consumables	0
Voyage expenses and commissions	(246,000)
Vessel operating expenses	(5,720,000)
Charter hire expenses	0
Loss on disposal of vessels/other tangible assets	0
Depreciation tangible assets	(6,051,000)
Depreciation intangible assets	0
Impairment losses	0
General and administrative expenses	(734,000)
Total operating expenses	(12,751,000)
RESULT FROM OPERATING ACTIVITIES	29,383,000
Finance income	(7,000)
Finance expenses	(8,652,000)
Net finance expenses	(8,659,000)
Share of profit (loss) of equity accounted investees (net of income tax)	0
PROFIT (LOSS) BEFORE INCOME TAX	20,724,000
Income tax expense	2,118,000
Profit (loss) for the period	22,842,000
Attributable to:
Owners of the company	22,842,000
Operating segments | Bochem
Shipping Income [Abstract]
Revenue	32,200,000
Gains on disposal of vessels/other tangible assets	0
Other operating income	0
Total shipping income	32,200,000
Operating expenses
Raw materials and consumables	0
Voyage expenses and commissions	(1,538,000)
Vessel operating expenses	(9,828,000)
Charter hire expenses	0
Loss on disposal of vessels/other tangible assets	0
Depreciation tangible assets	(7,537,000)
Depreciation intangible assets	0
Impairment losses	0
General and administrative expenses	(372,000)
Total operating expenses	(19,275,000)
RESULT FROM OPERATING ACTIVITIES	12,925,000
Finance income	0
Finance expenses	(9,224,000)
Net finance expenses	(9,224,000)
Share of profit (loss) of equity accounted investees (net of income tax)	0
PROFIT (LOSS) BEFORE INCOME TAX	3,701,000
Income tax expense	(2,000)
Profit (loss) for the period	3,699,000
Attributable to:
Owners of the company	3,699,000
Operating segments | Windcat
Shipping Income [Abstract]
Revenue	39,668,000
Gains on disposal of vessels/other tangible assets	0
Other operating income	17,000
Total shipping income	39,685,000
Operating expenses
Raw materials and consumables	0
Voyage expenses and commissions	(1,637,000)
Vessel operating expenses	(21,304,000)
Charter hire expenses	(40,000)
Loss on disposal of vessels/other tangible assets	0
Depreciation tangible assets	(9,759,000)
Depreciation intangible assets	0
Impairment losses	0
General and administrative expenses	(9,406,000)
Total operating expenses	(42,146,000)
RESULT FROM OPERATING ACTIVITIES	(2,461,000)
Finance income	11,738,000
Finance expenses	(5,814,000)
Net finance expenses	5,924,000
Share of profit (loss) of equity accounted investees (net of income tax)	(354,000)
PROFIT (LOSS) BEFORE INCOME TAX	3,109,000
Income tax expense	261,000
Profit (loss) for the period	3,370,000
Attributable to:
Owners of the company	3,370,000
Operating segments | Port vessels
Shipping Income [Abstract]
Revenue	1,498,000
Gains on disposal of vessels/other tangible assets	0
Other operating income	1,615,000
Total shipping income	3,113,000
Operating expenses
Raw materials and consumables	0
Voyage expenses and commissions	(6,000)
Vessel operating expenses	(175,000)
Charter hire expenses	0
Loss on disposal of vessels/other tangible assets	0
Depreciation tangible assets	(1,917,000)
Depreciation intangible assets	(1,267,000)
Impairment losses	0
General and administrative expenses	(17,324,000)
Total operating expenses	(20,689,000)
RESULT FROM OPERATING ACTIVITIES	(17,576,000)
Finance income	(1,758,000)
Finance expenses	(1,771,000)
Net finance expenses	(3,529,000)
Share of profit (loss) of equity accounted investees (net of income tax)	0
PROFIT (LOSS) BEFORE INCOME TAX	(21,105,000)
Income tax expense	3,846,000
Profit (loss) for the period	(17,259,000)
Attributable to:
Owners of the company	(17,259,000)
Operating segments | H2 Infra
Shipping Income [Abstract]
Revenue	0
Gains on disposal of vessels/other tangible assets	0
Other operating income	389,000
Total shipping income	389,000
Operating expenses
Raw materials and consumables	0
Voyage expenses and commissions	0
Vessel operating expenses	0
Charter hire expenses	0
Loss on disposal of vessels/other tangible assets	0
Depreciation tangible assets	(774,000)
Depreciation intangible assets	0
Impairment losses	0
General and administrative expenses	(4,206,000)
Total operating expenses	(4,980,000)
RESULT FROM OPERATING ACTIVITIES	(4,591,000)
Finance income	(5,000)
Finance expenses	(8,000)
Net finance expenses	(13,000)
Share of profit (loss) of equity accounted investees (net of income tax)	(302,000)
PROFIT (LOSS) BEFORE INCOME TAX	(4,906,000)
Income tax expense	59,000
Profit (loss) for the period	(4,847,000)
Attributable to:
Owners of the company	(4,847,000)
Operating segments | H2 Industry
Shipping Income [Abstract]
Revenue	0
Gains on disposal of vessels/other tangible assets	0
Other operating income	11,424,000
Total shipping income	11,424,000
Operating expenses
Raw materials and consumables	(3,735,000)
Voyage expenses and commissions	0
Vessel operating expenses	0
Charter hire expenses	0
Loss on disposal of vessels/other tangible assets	0
Depreciation tangible assets	(772,000)
Depreciation intangible assets	(28,000)
Impairment losses	(1,847,000)
General and administrative expenses	(11,693,000)
Total operating expenses	(18,075,000)
RESULT FROM OPERATING ACTIVITIES	(6,651,000)
Finance income	10,000
Finance expenses	(279,000)
Net finance expenses	(269,000)
Share of profit (loss) of equity accounted investees (net of income tax)	1,178,000
PROFIT (LOSS) BEFORE INCOME TAX	(5,742,000)
Income tax expense	(683,000)
Profit (loss) for the period	(6,425,000)
Attributable to:
Owners of the company	(6,425,000)
Less: Eliminations
Shipping Income [Abstract]
Revenue	(403,000)	0	0
Gains on disposal of vessels/other tangible assets	0	0	0
Other operating income	(12,295,000)	0	0
Total shipping income	(12,698,000)	0	0
Operating expenses
Raw materials and consumables	0
Voyage expenses and commissions	0	0	0
Vessel operating expenses	0	0	0
Charter hire expenses	0	0	0
Loss on disposal of vessels/other tangible assets	0	0	0
Depreciation tangible assets	0	0	0
Depreciation intangible assets	0	0	0
Impairment losses
General and administrative expenses	12,698,000	0	0
Total operating expenses	12,698,000	0	0
RESULT FROM OPERATING ACTIVITIES	0	0	0
Finance income	(2,505,000)	0	0
Finance expenses	2,505,000	0	0
Net finance expenses	0	0	0
Share of profit (loss) of equity accounted investees (net of income tax)	0	0	0
PROFIT (LOSS) BEFORE INCOME TAX	0	0	0
Income tax expense	0	0	0
Profit (loss) for the period	0	0	0
Attributable to:
Owners of the company	$ 0	$ 0	$ 0